Joint Venture Agreement (Details Narrative) (10-K) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended			9 Months Ended
	Apr. 30, 2020	Oct. 31, 2013	Nov. 30, 2011	Mar. 31, 2020	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2020	Sep. 30, 2019	Feb. 14, 2020	Dec. 31, 2018
Number of shares of common stock, value				$ 12
Proceeds from divestiture of JV							$ 36
Affiliation Agreement [Member] | Medical Education and Research [Member]
Capital contribution		$ 1,000	$ 4,000		$ 1,000	$ 231
Number of shares of common stock			10,000
Number of shares of common stock, value			$ 175
Fair value of capital contribution in joint venture			$ 6,000
Due from JV									$ 89	$ 150
Proceeds from divestiture of JV	$ 36